Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Segment Information [Line Items]
Operating segments	2
Revenue	$ 417,956	$ 571,044	$ 704,161
Two Significant Customers [Member]
Segment Information [Line Items]
Revenue percentage	10.00%
Revenue	$ 77,100	131,100	140,700
One Significant Customers [Member]
Segment Information [Line Items]
Revenue	$ 125,000	$ 135,500	$ 172,600